Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
28.	Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits.  Our principal financial liabilities, other than derivatives, comprise of bank loans, lease liabilities, trade and non-trade payables.  The main purpose of these financial liabilities is to finance our operations.  We also enter into derivative transactions, primarily principal only-currency swap agreements, interest rate swaps and forward foreign exchange contracts and options to manage the currency and interest rate risks arising from our operations and sources of financing.  Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Significant Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2021 and 2020:

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2021
Noncurrent:
Financial assets at fair value through profit or loss	—		339		339
Debt instruments at amortized cost – net of current portion	400		—		400
Derivative financial assets – net of current portion	—		48		48
Other financial assets – net of current portion	3,099	(1)	—		3,099
Current:
Cash and cash equivalents	23,907		—		23,907
Short-term investments	1,986		255	(2)	2,241
Trade and other receivables	21,790		—		21,790
Current portion of derivative financial assets	—		93		93
Current portion of debt instruments at amortized cost	207		—		207
Current portion of other financial assets	208	(1)	6,856	(3)	7,064
Total assets	51,597		7,591		59,188

Liabilities as at December 31, 2021
Noncurrent:
Interest-bearing financial liabilities – net of current portion	241,075		—		241,075
Lease liabilities – net of current portion	17,131		—		17,131
Derivative financial liabilities – net of current portion	—		100		100
Customers' deposits	2,270		—		2,270
Deferred credits and other noncurrent liabilities	398		—		398
Current:
Accounts payable	97,959		—		97,959
Accrued expenses and other current liabilities	76,377		7,842		84,219
Current portion of interest-bearing financial liabilities	11,482		—		11,482
Current portion of lease liabilities	4,555		—		4,555
Dividends payable	1,708		—		1,708
Current portion of derivative financial liabilities	—		115		115
Total liabilities	452,955		8,057		461,012
Net assets (liabilities)	(401,358)		(466)		(401,824)

(1)	Includes refundable deposits and notes receivables.
(2)

Includes investments in the funds of Credit Suisse and Julius Baer.  PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse in 2021.  As at December 31, 2021, the fund’s value is US$3.4 million which was fully impaired as at year-end.  In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer.  As at December 31, 2021, the fund’s value is US$5.02 million.

(3)Includes RCBC Redemption Trust Account.  See Note 20 – Equity – Redemption of Preferred Stock.

	Financial instruments at amortized cost		Financial instruments at FVPL		Financial instruments at FVOCI	Total financial instruments
	(in million pesos)
Assets as at December 31, 2020
Noncurrent:
Financial assets at fair value through profit or loss	—		380		—	380
Debt instruments at amortized cost – net of current portion	1,153		—		—	1,153
Other financial assets – net of current portion	2,915	(1)	—		—	2,915
Current:
Cash and cash equivalents	40,237		—		—	40,237
Short-term investments	508		481	(2)	—	989
Trade and other receivables	22,053		—		—	22,053
Current portion of derivative financial assets	—		22		—	22
Current portion of financial assets at fair value through other comprehensive income	—		—		168	168
Current portion of other financial assets	200	(1)	6,972	(3)	—	7,172
Total assets	67,066		7,855		168	75,089

Liabilities as at December 31, 2020
Noncurrent:
Interest-bearing financial liabilities – net of current portion	205,195		—		—	205,195
Lease liabilities – net of current portion	15,982		—		—	15,982
Derivative financial liabilities – net of current portion	—		360		—	360
Customers' deposits	2,371		—		—	2,371
Deferred credits and other noncurrent liabilities	1,683		—		—	1,683
Current:
Accounts payable	80,051		—		—	80,051
Accrued expenses and other current liabilities	79,000		7,849		—	86,849
Current portion of interest-bearing financial liabilities	17,570		—		—	17,570
Current portion of lease liabilities	4,043		—		—	4,043
Dividends payable	1,194		—		—	1,194
Current portion of derivative financial liabilities	—		176		—	176
Total liabilities	407,089		8,385		—	415,474
Net assets (liabilities)	(340,023)		(530)		168	(340,385)

(1)	Includes refundable deposits and notes receivables.
(2)	In December 2020, PLDT invested US$10.0 million in the Supply Chain Finance fund of Credit Suisse equivalent to 9,114.53 shares. As at December 31, 2020, the fund’s value is US$10.01 million.

(3)Includes RCBC Redemption Trust Account.  See Note 20 – Equity – Redemption of Preferred Stock.

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2021 and 2020:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2021
Current Financial Assets
Trade and other receivables
Foreign administrations	7,625	6,405	1,220
Domestic carriers	595	368	227
Total	8,220	6,773	1,447
Current Financial Liabilities
Accounts payable
Suppliers and contractors	132,459	46,556	85,903
Carriers and other customers	16,950	5,093	11,857
Total	149,409	51,649	97,760

December 31, 2020
Current Financial Assets
Trade and other receivables
Foreign administrations	7,161	5,877	1,284
Domestic carriers	717	552	165
Total	7,878	6,429	1,449
Current Financial Liabilities
Accounts payable
Suppliers and contractors	75,394	72	75,322
Carriers and other customers	7,128	2,699	4,429
Total	82,522	2,771	79,751

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2021 and 2020.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2021 and 2020 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2021	2020	2021	2020
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	400	1,153	403	1,163
Other financial assets – net of current portion	3,099	2,915	2,664	2,561
Total	3,499	4,068	3,067	3,724
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	241,075	205,195	242,545	213,908
Customers' deposits	2,270	2,371	1,619	1,821
Deferred credits and other noncurrent liabilities	398	1,683	404	1,562
Total	243,743	209,249	244,568	217,291

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2021 and 2020.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2021				2020
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	315	24	339	61	294	25	380
Derivative financial assets – net of current portion	—	48	—	48	—	—	—	—
Current Financial Assets
Short-term investments	—	255	—	255	—	481	—	481
Current portion of derivative financial assets	—	93	—	93	—	22	—	22
Current portion of FVOCI	—	—	—	—	—	168	—	168
Current portion of other financial assets	—	6,856	—	6,856	—	6,972	—	6,972
Total	—	7,567	24	7,591	61	7,937	25	8,023

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	100	—	100	—	360	—	360
Current Financial Liabilities
Accrued expenses and other current liabilities	—	7,842	—	7,842	—	7,849	—	7,849
Current portion of derivative financial liabilities	—	115	—	115	—	176	—	176
Total	—	8,057	—	8,057	—	8,385	—	8,385

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)	Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2021 and 2020, there were no transfers into and out of Level 3 fair value measurements.

As at December 31, 2021 and 2020, there were no transfers between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed Rate Loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 2
Other loans in all other currencies	Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.	Level 3
Variable Rate Loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

Derivative Financial Instruments

Forward foreign exchange contracts, foreign currency swaps, foreign currency options and interest rate swaps:  The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges.  Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions.  Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statement.  For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2021 and 2020, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs.  The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2021 and 2020:

							2021		2020
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$69	Various dates in October to December 2021	U.S. Dollar Liabilities	Various dates in January to July 2022	—	Php50.90	US$69	17	US$13	(5)
	US$8	Various dates in January to February 2022	U.S. Dollar Liabilities	Various dates in June 2022	—	Php51.38	—	—	—	—
	EUR5	Various dates in July and August 2019	EUR Assets	January 2020	—	Php58.65	—	—	—	—
Foreign exchange options capped forward(a)	US$6	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.80	US$6	(2)	—	—
					—	Php52.17	—	—	—	—
Foreign exchange options seagull(b)	US$4	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in May 2022	—	Php50.68	4	(1)	—	—
					—	Php51.02	—	—	—	—
					—	Php52.05	—	—	—	—
								14		(5)
Smart
Forward foreign exchange contracts	US$133	Various dates in 2019 and 2020	U.S. Dollar Liabilities	Various dates in 2020	—	Php50.73	—	—	—	—
	US$332	Various dates in 2020 and 2021	U.S. Dollar Liabilities	Various dates in 2021	—	Php49.03			US$26	(9)
	US$116	Various dates in October to December 2021	U.S. Dollar Liabilities	Various dates in 2022	—	Php50.83	US$116	40	—	—
	US$30	Various dates in January to March 1, 2022	U.S. Dollar Liabilities	Various dates in April to September 2022	—	Php51.65	—	—	—	—
Subsidized forwards(c)	US$2	Various dates in November 2021	U.S. Dollar Liabilities	Various dates in 2022	—	Php50.38	—	—	—	—
					—	Php51.65	US$2	(1)	—	—
Seagull(d)	US$3	Various dates in November to December 2021	U.S. Dollar Liabilities	Various dates in 2022	—	Php49.90	—	—	—	—
					—	Php50.88	—	—	—	—
					—	Php51.75	US$3	(2)	—	—
	US$4	Various dates in January to February 2022	U.S. Dollar Liabilities	Various dates in May and July 2022	—	Php51.20	—	—	—	—
					—	Php52.17	—	—	—	—
					—	Php52.96	—	—	—	—
								37		(9)
								51		(14)
Transactions designated as hedges:
PLDT
Interest rate swaps(e)	US$100	August 2014	100 PNB	August 11, 2020	3.46%	—	—	—	—	—
	US$50	September 2014	50 Metrobank	September 2, 2020	3.47%	—	—	—	—	—
	US$150	April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	US$11	(5)	US$34	(25)
Long-term currency swaps(f)	US$4	January 2017	100 PNB	August 11, 2020	1.01%	Php49.79	—	—	—	—
	US$6	February 2018	200 MUFG Bank, Ltd.	February 26, 2020	1.82%	Php51.27	—	—	—	—
	US$27	November 2018 to August 2020	200 MUFG Bank, Ltd.	February 25, 2022	2.15%	Php50.78	US$5	2	US$16	(52)
Long-term foreign currency options(g)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	(175)	US$200	(406)
								(178)		(483)
Smart
Interest rate swaps(h)	US$200	Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	—	—	—	—
	US$30	February 2016	100 Mizuho	December 7, 2021	2.03%	—	—	—	US$6	(2)
Long-term currency swaps(i)	US$18	Various dates in 2017, 2018 and 2019	100 Mizuho	December 7, 2020	1.76%	Php50.98	—	—	—	—
	US$13	Various dates in 2018 and 2019	200 Mizuho	March 4, 2020	2.06%	Php51.93	—	—	—	—
	US$6	February 2019	100 Mizuho	December 7, 2021	2.22%	Php51.83	—	—	US$2	(8)
	US$6	August 2020	100 Mizuho	December 7, 2022	1.99%	Php48.64	US$3	9	US$6	(7)
Long-term foreign currency options(j)	US$109	February to April 2021	140 PNB	December 13, 2030	1.63%	Php48.00 Php53.34	US$99	44	—	—
								53		(17)
								(125)		(500)
								(74)		(514)

(a)

If the Philippine peso to U.S. dollar spot exchange rate on fixing date settles above Php52.17, PLDT will purchase the U.S. dollar for Php50.80 plus the excess above Php52.17, and if the exchange rate is at or lower than Php52.17, PLDT will purchase the U.S. dollar at Php50.80.

(b)

If the Philippine peso to U.S. dollar spot exchange rate on fixing date settles between Php51.02 to Php52.05, PLDT will purchase the U.S. dollar for Php51.02. However, if on maturity, the exchange rate settles above Php52.05, PLDT will purchase the U.S. dollar for Php51.02 plus the excess above Php52.05, and if the exchange rate is lower than Php51.02, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php50.68.

(c)

If the Philippine peso to U.S. Dollar spot exchange rate on fixing date settles above Php51.65, Smart will purchase the U.S. Dollar for Php50.38 plus the excess above Php51.65, and if the exchange rate is at or lower than Php51.65, Smart will purchase the U.S. Dollar at Php50.38.

(d)

If the Philippine peso to U.S. Dollar spot exchange rate on fixing date settles between Php50.88 to Php51.75, Smart will purchase the U.S. Dollar for Php50.88. However, if on maturity, the exchange rate settles above Php51.75, Smart will purchase the U.S. Dollar for Php50.88 plus the excess above Php51.75, and if the exchange rate is lower than Php50.88, Smart will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php49.90.

(e)

PLDT’s interest rate swap agreements outstanding as at December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to Php1 million and Php16 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Interest accrual on the interest rate swaps amounting to Php3 million and Php9 million were recorded as at December 31, 2021 and 2020, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2021, 2020 and 2019.

(f)

PLDT’s long-term principal only-currency swap agreements outstanding as at December 31, 2021 and December 31, 2020 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php4 million and Php46 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php2 million and Php6 million were recognized as at December 31, 2021 and 2020, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php0.5 million, Php2 million and Php2 million were recognized in our consolidated income statements for the years ended December 31, 2021, 2020 and 2019, respectively.

(g)

PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.  If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61.  However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate.  The mark-to-market losses amounting to Php100 million and Php342 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2021 and 2020, respectively.  Hedge cost accrual on the long-term foreign currency option agreements amounting to Php75 million and Php64 million were recognized as at December 31, 2021 and 2020, respectively.  The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php89 million and Php26 million were recognized in our consolidated income statement for the years ended December 31, 2021 and 2020, respectively.

(h)

Smart’s interest rate swap agreements outstanding as at December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to nil and Php2 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Interest accrual amounting to nil and Php197 thousand were recognized as at December 31, 2021 and 2020, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2021 and 2020.

(i)

Smart’s long-term principal only-currency swap agreements outstanding as December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gain amounting to Php9 million and mark-to-market loss amounting to Php13 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php201 thousand and Php2 million was recognized as at December 31, 2021 and 2020, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portions of the movements in the fair value amounting to Php309 thousand and Php1 million were recognized in our consolidated income statements for the years ended December 31, 2021 and 2020, respectively.

(j)

Smart’s long-term foreign currency option agreements outstanding as at December 31, 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.  If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00.  However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate minus a subsidy of Php5.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate.  The mark-to-market gain amounting to Php48 million was recognized in our consolidated statement of other comprehensive income as at December 31, 2021.  Hedge cost accrual on the long-term foreign currency option agreements amounting to Php4 million was recognized as at December 31, 2021.  The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php8 million was recognized in our consolidated income statement for the year ended December 31, 2021.

Our derivative financial instruments as at December 31, 2021 and 2020 are presented in the statements of financial position as follows:

	2021	2020
	(in million pesos)
Noncurrent assets	48	—
Current assets	93	22
Noncurrent liabilities (Note 29)	(100)	(360)
Current liabilities (Note 29)	(115)	(176)
Net liabilities	(74)	(514)

Movements of our consolidated mark-to-market losses for the years ended December 31, 2021 and 2020 are summarized as follows:

	2021	2020
	(in million pesos)
Net mark-to-market losses at beginning of the year	(514)	(71)
Gains (losses) on derivative financial instruments (Note 4)	1,651	(284)
Effective portion recognized in the profit or loss for the cash flow hedges	(75)	(156)
Settlements, interest expense and others	(169)	430
Net fair value losses on cash flow hedges charged to other comprehensive income	(967)	(433)
Net mark-to-market losses at end of the year	(74)	(514)

Our consolidated analysis of gains (losses) on derivative financial instruments for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Gains (losses) on derivative financial instruments	1,651	(284)	(233)
Hedge costs	(251)	(94)	(51)
Net gains (losses) on derivative financial instruments (Note 5)	1,400	(378)	(284)

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.  The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets.  Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below.  We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations.  To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives.  These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime.  We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds.  We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels.  Our investments are also subject to certain restrictions contained in our debt covenants.  Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources.  We have cash and cash equivalents, and short-term investments amounting to Php23,907 million and Php2,241 million, respectively, as at December 31, 2021, which we can use to meet our short-term liquidity needs.  See Note 16 – Cash and Cash Equivalents.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2021 and 2020:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	55,428	51,317	2,898	430	783
Other financial assets	3,919	208	2,798	430	483
Debt instruments at amortized cost	607	207	100	—	300
Temporary cash investments	13,291	13,291	—	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	15,676	—	—	—
Corporate subscribers	13,079	13,079	—	—	—
Foreign administrations	1,341	1,341	—	—	—
Domestic carriers	241	241	—	—	—
Dealers, agents and others	5,288	5,288	—	—	—
Financial instruments at FVPL:	7,624	7,285	—	—	339
Financial assets at fair value through profit or loss	339	—	—	—	339
Short-term investments	429	429	—	—	—
Other financial assets	6,856	6,856	—	—	—
Total	63,052	58,602	2,898	430	1,122

December 31, 2020
Financial instruments at amortized cost:	74,365	69,723	3,439	732	471
Other financial assets	3,689	200	2,286	732	471
Debt instruments at amortized cost	1,153	—	1,153	—	—
Temporary cash investments	30,711	30,711	—	—	—
Short-term investments	508	508	—	—	—
Retail subscribers	17,142	17,142	—	—	—
Corporate subscribers	13,318	13,318	—	—	—
Foreign administrations	1,520	1,520	—	—	—
Domestic carriers	226	226	—	—	—
Dealers, agents and others	6,098	6,098	—	—	—
Financial instruments at FVPL:	7,833	7,453	—	—	380
Financial assets at fair value through profit or loss	380	—	—	—	380
Short-term investments	481	481	—	—	—
Other financial assets	6,972	6,972	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—
Financial assets at fair value through other comprehensive income	168	168	—	—	—
Total	82,366	77,344	3,439	732	851

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2021 and 2020:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2021
Debt(1):	331,933	7,681	77,865	53,026	193,361
Principal	255,414	7,649	48,404	37,552	161,809
Interest	76,519	32	29,461	15,474	31,552
Lease obligations	30,770	11,609	9,004	4,523	5,634
Various trade and other obligations:	179,484	176,816	667	54	1,947
Suppliers and contractors	86,203	85,903	292	8	—
Utilities and related expenses	62,989	62,988	1	—	—
Employee benefits	9,090	9,090	—	—	—
Liability from redemption of preferred shares	7,842	7,842	—	—	—
Customers’ deposits	2,270	—	277	46	1,947
Dividends	1,708	1,708	—	—	—
Carriers and other customers	1,469	1,469	—	—	—
Others	7,913	7,816	97	—	—
Total contractual obligations	542,187	196,106	87,536	57,603	200,942

December 31, 2020
Debt(1):	292,639	12,562	74,960	51,659	153,458
Principal	224,027	12,400	47,753	37,785	126,089
Interest	68,612	162	27,207	13,874	27,369
Lease obligations	29,312	10,995	8,897	5,068	4,352
Various trade and other obligations:	169,808	165,750	2,010	36	2,012
Suppliers and contractors	76,864	75,322	1,535	7	—
Utilities and related expenses	64,580	64,577	3	—	—
Employee benefits	10,404	10,404	—	—	—
Liability from redemption of preferred shares	7,849	7,849	—	—	—
Customers’ deposits	2,371	—	330	29	2,012
Carriers and other customers	1,336	1,336	—	—	—
Dividends	1,194	1,194	—	—	—
Others	5,210	5,068	142	—	—
Total contractual obligations	491,759	189,307	85,867	56,763	159,822

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.

Debt

See Note 21 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Within one year	11,609	11,061
After one year but not more than five years	13,527	13,899
More than five years	5,634	4,352
Total	30,770	29,312

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of phone and network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements.  Total obligations under these various agreements amounted to approximately Php179,484 million and Php169,808 million as at December 31, 2021 and 2020, respectively.  See Note 23 – Accounts Payable and Note 24 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

We have no outstanding commercial commitments, in the form of letters of credit, as at December 31, 2021 and 2020.

Collateral

There are no pledges as collaterals with respect to our financial liabilities as at December 31, 2021 and 2020.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period.  The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities.  While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars.  As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues.  In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows.  Further details of the risk management strategy are recognized in our hedge designation documentation.  We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities.  We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statement or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2021
Long-term currency swaps	8	—	Derivative financial assets – net of current portion
	—	15	Current portion of derivative financial assets
	—	(2)	Current portion of derivative financial liabilities
Long-term foreign currency options	389	48	Derivative financial assets – net of current portion
	—	(100)	Derivative financial liabilities – net of current portion
	397	(39)

December 31, 2020
Long-term currency swaps	24	—	Derivative financial assets – net of current portion
	—	(14)	Current portion of derivative financial assets
	—	(48)	Derivative financial liabilities – net of current portion
	200	(342)	Current portion of derivative financial liabilities
	224	(404)

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	2021		2020
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	(273)	—	(273)	—
US$100M PNB	(11)	—	(11)	—
US$200M MUFG Bank, Ltd.	(8)	2	(47)	6
US$300M Notes 2031	(1,011)	75	(414)	64
	(1,303)	77	(745)	70

Smart:
US$200M Mizuho	—	—	(1)	—
US$100M Mizuho	(9)	—	(18)	15
US$140M PNB	(429)	4	—	—
	(438)	4	(19)	15

The effect of the cash flow hedge on our consolidated statements of financial position and statements of other comprehensive income as at December 31, 2021 and 2020 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2021
Long-term currency swaps	(301)	Other comprehensive loss
Long-term foreign currency options	(1,440)	Other comprehensive loss
	(1,741)

December 31, 2020
Long-term currency swaps	(350)	Other comprehensive loss
Long-term foreign currency options	(414)	Other comprehensive loss
	(764)

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2021 and 2020:

	2021		2020
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Debt instruments at amortized cost	—	—	24	1,153
Derivative financial assets – net of current portion	1	48	—	—
Other financial assets – net of current portion	—	19	—	7
Total noncurrent financial assets	1	67	24	1,160
Current Financial Assets
Cash and cash equivalents	146	7,466	338	16,251
Short-term investments	5	254	10	480
Trade and other receivables – net	142	7,218	131	6,290
Current portion of derivative financial assets	2	93	1	22
Current portion of debt instruments at amortized cost	4	207
Current portion of other financial assets	—	—	—	12
Total current financial assets	299	15,238	480	23,055
Total Financial Assets	300	15,305	504	24,215
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	758	38,648	802	38,530
Derivative financial liabilities – net of current portion	2	100	7	360
Other noncurrent liabilities	—	23	1	22
Total noncurrent financial liabilities	760	38,771	810	38,912
Current Financial Liabilities
Accounts payable	1,150	58,599	670	32,201
Accrued expenses and other current liabilities	239	12,164	253	12,135
Current portion of interest-bearing financial liabilities	44	2,252	59	2,842
Current portion of derivative financial liabilities	2	115	4	176
Total current financial liabilities	1,435	73,130	986	47,354
Total Financial Liabilities	2,195	111,901	1,796	86,266

(1)

The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php50.97 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2021.

(2)	The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php48.02 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2020.

As at March 21, 2022, the Philippine Peso-U.S. Dollar exchange rate was Php52.37 to US$1.00.  Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine Peso terms by Php2,653 million as at December 31, 2021.

Approximately 16% and 18% of our total consolidated debts (net of consolidated debt discount) was denominated in U.S. Dollars as at December 31, 2021 and 2020, respectively.  Our consolidated foreign currency-denominated debt decreased to Php40,439 million as at December 31, 2021 from Php40,872 million as at December 31, 2020.  See Note 21 – Interest-bearing Financial Liabilities.  The aggregate notional amount of our consolidated outstanding long-term principal only-currency swap contracts and long-term foreign currency options were US$397 million and US$224 million as at December 31, 2021 and 2020, respectively.  Consequently, the unhedged portion of our consolidated debt amounts was approximately 8% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) and 13% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2021 and 2020, respectively.

Approximately 20%, 19% and 15% of our consolidated revenues were denominated in U.S. Dollars and/or were linked to U.S. Dollars for the years ended December 31, 2021, 2020 and 2019, respectively.  Approximately 18%, 16% and 11% of our consolidated expenses were denominated in U.S. Dollars and/or linked to the U.S. Dollar for the years ended December 31, 2021, 2020 and 2019, respectively.  In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms.  In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso depreciated by 6.14% against the U.S. Dollar to Php50.97 to US$1.00 as at December 31, 2021 from Php48.02 to US$1.00 as at December 31, 2020.  As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange losses of Php3,890 million for the year ended December 31, 2021 and net consolidated foreign exchange gains of Php1,488 million and Php424 million for the years ended December 31, 2020 and 2019, respectively.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until March 31, 2022.  Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 1.03% as compared to the exchange rate of Php50.97 to US$1.00 as at December 31, 2021.  If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 1.03% as at December 31, 2021, with all other variables held constant, consolidated profit after tax for the year 2021 and stockholders’ equity as at year end 2021 would have been approximately Php1,404 million and Php21 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest cost through a mix of fixed and variable rate debts.  We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets.  Based on our assessment, new financing will be priced either on a fixed or floating rate basis.  We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations.  Further details of the risk management strategy are recognized in our hedge designation documentation.  We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2021
Interest rate swaps	11	—	Derivative financial assets – net of current portion
	—	21	Current portion of derivative financial assets
	—	(26)	Current portion of derivative financial liabilities
	11	(5)

December 31, 2020
Interest rate swaps	40	—	Derivative financial assets – net of current portion
	—	22	Current portion of derivative financial assets
	—	(4)	Derivative financial liabilities – net of current portion
	—	(44)	Current portion of derivative financial liabilities
	40	(26)

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	2021		2020
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$200M MUFG Bank, Ltd.	(1)	—	(16)	—

Smart:
2015 Mizuho US$200M	—	—	(2)	—
2015 Mizuho US$100M	—	—	(6)	—
	—	—	(8)	—

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2021
Interest rate swaps	(1)	Other comprehensive loss

December 31, 2020
Interest rate swaps	(24)	Other comprehensive loss

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2021 and 2020.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2021

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	4	—	—	—	—	4	207	—	207	4	207
Interest rate	2.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	2	—	6	8	400	—	400	8	403
Interest rate	—	—	2.3750%	—	4.6250%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	3	—	—	—	—	3	152	—	152	3	152
Interest rate	0.0500% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	99	—	—	—	—	99	5,068	—	5,068	99	5,068
Interest rate	0.0500% to 1.0000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	53	—	—	—	—	53	2,676	—	2,676	53	2,676
Interest rate	0.0500% to 0.2000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	208	—	—	—	—	208	10,615	—	10,615	208	10,615
Interest rate	0.2000% to 1.9900%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	39	—	—	—	—	39	1,986	—	1,986	39	1,986
Interest rate	0.5000% to 1.9900%	—	—	—	—	—	—	—	—	—	—
	406	—	2	—	6	414	21,104	—	21,104	414	21,107
Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	30,584	613	29,971	597	30,441
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
U.S. Dollar Fixed Loans	4	—	—	—	—	4	191	—	191	4	193
Interest rate	2.8850%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	120	519	185	649	1,122	2,595	132,285	1,056	131,229	2,571	131,039
Interest rate	4.5500% to 5.4000%	3.9000% to 6.3457%	4.0000% to 6.3457%	4.0000% to 6.3457%	4.2588% to 6.3457%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	26	53	39	28	56	202	10,329	52	10,277	202	10,329
Interest rate	0.7900% to 0.9500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	59	95	59	1,396	1,609	82,025	1,136	80,889	1,609	82,025
Interest rate	—	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	—	—	—	—	—	—
	150	631	319	736	3,174	5,010	255,414	2,857	252,557	4,983	254,027

As at December 31, 2020

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	—	24	—	—	—	24	1,153	—	1,153	24	1,163
Interest rate	—	0.8962% to 2.0000%	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	49	—	—	—	—	49	2,337	—	2,337	49	2,337
Interest rate	0.0100% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	103	—	—	—	—	103	4,940	—	4,940	103	4,940
Interest rate	0.0500% to 2.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	254	—	—	—	—	254	12,222	—	12,222	254	12,222
Interest rate	0.0200% to 2.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	385	—	—	—	—	385	18,490	—	18,490	385	18,490
Interest rate	0.3200% to 1.6000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	10	—	—	—	—	10	480	—	480	10	480
Interest rate	—	—	—	—	—	—	—	—	—	—	—
Philippine Peso	11	—	—	—	—	11	509	—	509	11	509
Interest rate	2.0000%	—	—	—	—	—	—	—	—	—	—
	812	24	—	—	—	836	40,131	—	40,131	836	40,141

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	28,813	634	28,179	632	30,336
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
U.S. Dollar Fixed Loans	—	11	—	—	—	11	540	—	540	11	545
Interest rate	—	2.8850%	—	—		—	—	—	—	—	—
Philippine Peso	258	313	525	657	1,612	3,365	161,597	532	161,065	3,489	167,520
Interest rate	5.2250%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9500% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	—	93	39	53	70	255	12,222	69	12,153	255	12,222
Interest rate	—	0.7900% to 1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	9	4	77	344	434	20,855	27	20,828	434	20,855
Interest rate	—	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.6000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	—	—	—	—	—	—
	258	426	568	787	2,626	4,665	224,027	1,262	222,765	4,821	231,478

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of floating rate financial instruments is mostly done on intervals of three months or six months.  Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 36% and 15% of our consolidated debts were variable rate debts as at December 31, 2021 and 2020, respectively.  Our consolidated variable rate debt increased to Php92,354 million as at December 31, 2021 from Php33,077 million as at December 31, 2020.  Considering the aggregate notional amount of our consolidated outstanding long-term interest rate swap contracts of US$11 million and US$40 million as at December 31, 2021 and 2020, respectively, approximately 64% and 86% of our consolidated debts were fixed as at December 31, 2021 and 2020, respectively.

Management conducted a survey among our banks to determine the outlook of the U.S. Dollar and Philippine Peso interest rates until March 31, 2022.  Our outlook is that the U.S. Dollar and Philippine Peso interest rates may move 10 basis points, or bps, and 25 bps higher/lower, respectively, as compared to levels as at December 31, 2021.  If the U.S. Dollar interest rates had been 10 bps higher/lower as compared to market levels as at December 31, 2021, with all other variables held constant, consolidated profit after tax for the year 2021 and stockholders’ equity as at year end 2021 would have been approximately Php2 million and Php27 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.  If the Philippine Peso interest rates had been 25 bps higher/lower as compared to market levels as at December 31, 2021, with all other variables held constant, consolidated profit after tax for the year 2021 and stockholders’ equity as at year end 2021 would have been approximately Php5 thousand and Php10 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk is the risk that we will incur a loss arising from our customers, clients or counterparties that fail to discharge their contracted obligations.  We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties.  It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures.  In addition, receivable balances are monitored on an on-going basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties.  Counterparty limits are established and reviewed periodically based on latest available financial data on our counterparties’ credit ratings, capitalization, asset quality and liquidity.  Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	339	380
Derivative financial assets – net of current portion	48	—
Current portion of derivative financial assets	93	22
Total	480	402

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2021 and 2020.  The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements.  The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on our consolidated statements of financial position as at December 31, 2021 and 2020, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon.  For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	2021
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,251	9,180	—	38,431
Standard grade	556	4,116	—	4,672
Substandard grade	—	8,494	—	8,494
Default	612	3,038	10,797	14,447
Gross carrying amount	30,419	24,828	10,797	66,044
Less allowance	612	3,038	10,797	14,447
Carrying amount	29,807	21,790	—	51,597

	2020
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	44,618	8,239	—	52,857
Standard grade	563	4,443	—	5,006
Substandard grade	—	9,371	—	9,371
Default	574	3,960	12,291	16,825
Gross carrying amount	45,755	26,013	12,291	84,059
Less allowance	574	3,960	12,291	16,825
Carrying amount	45,181	22,053	—	67,234

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument.  Debt investment securities are generally unsecured.  Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines.  Generally, collateral is not held over loans and advances to us except for reverse repurchase agreements.  Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2021 and 2020.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2021 and 2020:

	2021
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	51,597	513	51,084
Other financial assets	3,307	—	3,307
Debt instruments at amortized cost	607	—	607
Cash and cash equivalents	23,907	127	23,780
Short-term investments	1,986	—	1,986
Corporate subscribers	8,371	379	7,992
Retail subscribers	7,637	7	7,630
Foreign administrations	1,220	—	1,220
Domestic carriers	227	—	227
Dealers, agents and others	4,335	—	4,335
Financial instruments at FVPL:	7,591	—	7,591
Financial assets at FVPL	339	—	339
Short-term investments	255	—	255
Interest rate swap	93	—	93
Long-term currency swaps	48	—	48
Other financial assets	6,856	—	6,856
Total	59,188	513	58,675

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2021.

	2020
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	67,066	528	66,538
Other financial assets	3,115	—	3,115
Debt instruments at amortized cost	1,153	—	1,153
Cash and cash equivalents	40,237	173	40,064
Short-term investments	508	—	508
Retail subscribers	7,152	18	7,134
Corporate subscribers	8,460	337	8,123
Foreign administrations	1,284	—	1,284
Domestic carriers	165	—	165
Dealers, agents and others	4,992	—	4,992
Financial instruments at FVPL:	7,855	—	7,855
Financial assets at FVPL	380	—	380
Short-term investments	481	—	481
Other financial assets	6,972	—	6,972
Interest rate swap	22	—	22
Financial instruments at FVOCI:	168	—	168
Financial assets at FVOCI	168	—	168
Total	75,089	528	74,561

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2020.

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2021 and 2020:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	66,044	38,431	4,672	8,494	14,447
Other financial assets	3,919	3,020	287	—	612
Debt instruments at amortized cost	607	607	—	—	—
Cash and cash equivalents	23,907	23,638	269	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	5,411	297	1,929	8,039
Corporate subscribers	13,079	2,650	1,044	4,677	4,708
Foreign administrations	1,341	193	486	541	121
Domestic carriers	241	78	46	103	14
Dealers, agents and others	5,288	848	2,243	1,244	953
Financial instruments at FVPL:	7,765	7,467	124	—	174
Financial assets at FVPL	339	215	124	—	—
Short-term investments	429	255	—	—	174
Interest rate swap	93	93	—	—	—
Long-term currency swaps	48	48	—	—	—
Other financial assets	6,856	6,856	—	—	—
Total	73,809	45,898	4,796	8,494	14,621

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2020
Financial instruments at amortized cost:	83,891	52,689	5,006	9,371	16,825
Other financial assets	3,689	2,833	282	—	574
Debt instruments at amortized cost	1,153	1,153	—	—	—
Cash and cash equivalents	40,237	39,956	281	—	—
Short-term investments	508	508	—	—	—
Retail subscribers	17,142	3,263	2,348	1,541	9,990
Corporate subscribers	13,318	3,358	228	4,874	4,858
Foreign administrations	1,520	246	567	471	236
Domestic carriers	226	14	38	113	61
Dealers, agents and others	6,098	1,358	1,262	2,372	1,106
Financial instruments at FVPL:	7,855	7,741	114	—	—
Financial assets at FVPL	380	266	114	—	—
Short-term investments	481	481	—	—	—
Other financial assets	6,972	6,972	—	—	—
Interest rate swap	22	22	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—
Financial assets at FVOCI	168	168	—	—	—
Total	91,914	60,598	5,120	9,371	16,825

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2021 and 2020 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	66,044	43,103	4,200	1,278	3,016	14,447
Other financial assets	3,919	3,307	—	—	—	612
Debt instruments at amortized cost	607	607	—	—	—	—
Cash and cash equivalents	23,907	23,907	—	—	—	—
Short-term investments	1,986	1,986	—	—	—	—
Retail subscribers	15,676	5,708	1,484	171	274	8,039
Corporate subscribers	13,079	3,694	2,420	926	1,331	4,708
Foreign administrations	1,341	679	119	55	367	121
Domestic carriers	241	124	47	17	39	14
Dealers, agents and others	5,288	3,091	130	109	1,005	953
Financial instruments at FVPL:	7,765	7,591	—	—	—	174
Financial assets at FVPL	339	339	—	—	—	—
Short-term investments	429	255	—	—	—	174
Interest rate swap	93	93	—	—	—	—
Long-term currency swaps	48	48	—	—	—	—
Other financial assets	6,856	6,856	—	—	—	—
Total	73,809	50,694	4,200	1,278	3,016	14,621

December 31, 2020
Financial instruments at amortized cost:	83,891	57,695	3,090	1,139	5,142	16,825
Other financial assets	3,689	3,115	—	—	—	574
Debt instruments at amortized cost	1,153	1,153	—	—	—	—
Cash and cash equivalents	40,237	40,237	—	—	—	—
Short-term investments	508	508	—	—	—	—
Retail subscribers	17,142	5,611	884	348	309	9,990
Corporate subscribers	13,318	3,586	1,606	559	2,709	4,858
Foreign administrations	1,520	813	144	70	257	236
Domestic carriers	226	52	31	10	72	61
Dealers, agents and others	6,098	2,620	425	152	1,795	1,106
Financial instruments at FVPL:	7,855	7,855	—	—	—	—
Financial assets at FVPL	380	380	—	—	—	—
Short-term investments	481	481	—	—	—	—
Other financial assets	6,972	6,972	—	—	—	—
Interest rate swap	22	22	—	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—	—
Financial assets at FVOCI	168	168	—	—	—	—
Total	91,914	65,718	3,090	1,139	5,142	16,825

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives which include maintaining healthy capital ratios and strong credit ratings and maximizing shareholder value.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas.  On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends.  However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS.  In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements.  The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks.  Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios.  In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended December 31, 2021, 2020 and 2019.